Related party transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended
	September 30, 2021		September 30, 2020		September 30, 2021		December 31, 2020
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	158	27,988	182	19,965	141	4,036	251	3,655
Fresenius SE affiliates	3,163	75,676	2,997	77,560	678	6,956	824	7,944
Equity method investees	39,664	—	13,793	—	110,387	—	74,935	—
Total	42,985	103,664	16,972	97,525	111,206	10,992	76,010	11,599

Products
Fresenius SE	1	—	—	—	—	—	—	—
Fresenius SE affiliates	35,136	22,991	31,883	34,040	10,244	5,194	10,330	5,732
Equity method investees	—	344,397	—	365,682	—	73,511	—	57,207
Total	35,137	367,388	31,883	399,722	10,244	78,705	10,330	62,939

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €8,217 and €5,368 at September 30, 2021 and December 31, 2020, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the nine months ended September 30, 2021			For the nine months ended September 30, 2020			September 30, 2021		December 31, 2020
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	5,937	493	859	6,033	556	627	52,131	52,839	58,073	58,610
Fresenius SE affiliates	9,842	833	38	9,946	972	263	70,162	71,510	80,188	81,410
Total	15,779	1,326	897	15,979	1,528	890	122,293	124,349	138,261	140,020

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.